VIA EDGAR

May 14, 2013

Mr. Mark P. Shuman

Branch Chief – Legal

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Covisint Corporation
Registration Statement on Form S-1 CIK No. 00001563699

Dear Mr. Shuman;

On behalf of our client, Covisint Corporation, a Michigan corporation (the “Company”), we transmit herewith the Company’s Registration Statement on Form S-1 (the “Registration Statement”) for filing under the Securities Act of 1933, as amended.

In connection with the filing of the Registration Statement, a filing fee of $13,640 was previously transferred to the Commission’s account by federal wire transfer.

If you have any questions or comments concerning this submission, please contact me at (313) 465-7320.

Very truly yours,

/s/ Norman H. Beitner

Norman H. Beitner